U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of issuer:         Seligman Municipal Fund Series, Inc.
                                            100 Park Avenue
                                            New York, NY 10017


2.      Name of each series or class of funds for which this notice is filed:

       See Attachment I


3.      Investment Company Act File Number:                            811-3828

        Securities Act File Number:                                     2-86008


4.      Last day of fiscal year for which this notice is filed:         9/30/96


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       [    ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


9. Number and aggregate sale price of securities sold during the fiscal year:

        SHARES      SALE PRICE
    14,321,293     113,611,287

Securities and Exchange Commission                            November 26, 1996
Division of Investment Management
                                       -2-

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        SHARES      SALE PRICE
    14,321,293     113,611,287

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:
       SHARES       SALE PRICE
    5,373,463       42,861,974
12.     Calculation of registration fee:

        (i)    Aggregate sale price of securities sold during the fiscal year in
               reliance on rule 24f-2 (from Item 10):                                      $    113,611,287

        (ii)   Aggregate price of shares issued in connection with dividend
               reinvestment plans (from Item 11):                                          +     42,861,974

        (iii)  Aggregate price of shares redeemed or repurchased during the fiscal year
               (if applicable):                                                            -    156,473,261

        (iv)   Aggregate price of shares redeemed or repurchased and previously applied
               as a reduction to filing fees pursuant to rule 24e-2 (if applicable):      +               0

        (v)    Net aggregate price of securities sold and issued during the fiscal year
               in reliance on rule 24f-2 { line (i),  plus line (ii), less line (iii),                    0
               plus line (iv)}

        (vi)    Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or
                other applicable law or regulation:                                        x       0.000345

        (vii)   Fee due {line (i) or line (v) multiplied by line (vi)}:
                                                                                           $              0

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
       Rules of Informal and Other Procedures (17 CFR 202.3a).          [     ]

        Date of  mailing or wire  transfer  of filing  fees to the  Commission's
lockbox depository:                                                No Fees Due

                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)

                                 Thomas G. Rose
                              By:______________
                                 Thomas G. Rose
                                    Treasurer
Date:   November 26, 1996

                      SELIGMAN MUNICIPAL FUND SERIES, INC.


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                                  Attachment I

Name of each series or class of funds for which this notice is filed:

National  Series - Class A
National  Series - Class D
Colorado  Series - Class A
Colorado  Series - Class D
Georgia  Series - Class A
Georgia  Series - Class D
Louisiana  Series - Class A
Louisiana Series - Class D
Maryland Series - Class A
Maryland Series - Class D
Massachusetts  Series - Class A
Massachusetts Series - Class D
Michigan Series - Class A
Michigan  Series - Class D
Minnesota  Series - Class A
Minnesota  Series - Class D
Missouri  Series - Class A
Missouri Series - Class D
New York  Series - Class A
New York Series - Class D
Ohio Series - Class A
Ohio  Series - Class D
Oregon  Series - Class A
Oregon  Series - Class D
South Carolina Series - Class A
South Carolina Series - Class D

                      SELIGMAN MUNICIPAL FUND SERIES, INC.


        The undersigned, Treasurer of Seligman Municipal Fund Series, Inc., a Maryland corporation (the "Company"), does hereby certify as follows:

        1. From October 1, 1995 through September 30, 1996, the Company issued an aggregate of 19,694,756 shares of its Capital Stock, $0.001 par value as follows:

                 National Series             6,343,134
                 Colorado Series               592,447
                 Georgia Series                713,625
                 Louisiana Series              542,953
                 Maryland Series               809,298
                 Massachusetts Series        1,715,609
                 Michigan Series             1,759,999
                 Minnesota Series            1,445,168
                 Missouri Series               612,936
                 New York Series             1,206,846
                 Ohio Series                 1,469,981
                 Oregon Series                 841,270
                 South Carolina Series       1,641,490

        2. In respect of the issuance of such 19,694,756 shares, the Company received aggregate cash consideration (net of any sales commissions) of $154,800,164 as follows:

                 National Series             48,416,944
                 Colorado Series              4,328,602
                 Georgia Series               5,630,809
                 Louisiana Series             4,437,689
                 Maryland Series              6,458,699
                 Massachusetts Series        13,413,403
                 Michigan Series             14,928,893
                 Minnesota Series            11,195,995
                 Missouri Series              4,737,547
                 New York Series              9,625,972
                 Ohio Series                 11,939,706
                 Oregon Series                6,462,420
                 South Carolina Series       13,223,486

        3. With respect to each share issued, the Company received cash consideration not less than the net asset value per share on the date issued and not less than $0.001.

        4. At no time during the period from October 1, 1995 through September 30, 1996, were any shares of the Company's Capital Stock issued and outstanding in excess of the following numbers of authorized shares:

                 National Series          100,000,000
                 Colorado Series          100,000,000
                 Georgia Series           100,000,000
                 Louisiana Series         100,000,000
                 Maryland Series          100,000,000
                 Massachusetts Series     100,000,000
                 Michigan Series          100,000,000
                 Minnesota Series         100,000,000
                 Missouri Series          100,000,000
                 New York Series          100,000,000
                 Ohio Series              100,000,000
                 Oregon Series            100,000,000
                 South Carolina Series    100,000,000

        In Witness Whereof, I have hereunto signed my name as Treasurer of the Company.

Date:   October 28, 1996

                                                        /s/ Thomas G. Rose
                                                      ------------------------
                                                               Thomas G. Rose
                                                                     Treasurer